LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current portions of long-term debt classified as trade payables	$ 15	$ 67
Accounts Payable and Accrued Liabilities [Member]
Debt Instrument [Line Items]
Capital leases	$ 11	$ 206